Schedule of Investments (unaudited) June 30, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares JPX-Nikkei 400 ETF(a)	46,439	$2,717,611

Total Investment Companies — 100.0% (Cost: $2,759,517)		2,717,611

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	1,304	1,304

Total Short-Term Investments — 0.0% (Cost: $1,304)		1,304

Total Investments in Securities — 100.0% (Cost: $2,760,821)		2,718,915

Other Assets, Less Liabilities — (0.0)%		(921)

Net Assets — 100.0%		$2,717,994

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,374	—	(70	)(a)	1,304	$1,304	$8	$—	$—
iShares JPX-Nikkei 400 ETF	46,892	1,113	(1,566)		46,439	2,717,611	20,770	(11,662)	(13,206)

						$2,718,915	$20,778	$(11,662)	$(13,206)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	321,667,000	USD	2,981,163	MS	07/02/19	$2,346
USD	2,985,586	JPY	321,667,000	MS	07/02/19	2,077

						4,423

JPY	321,667,000	USD	2,985,586	MS	07/02/19	(2,077)
USD	2,939,439	JPY	321,667,000	MS	07/02/19	(44,070)
JPY	5,987,000	USD	55,704	MS	08/02/19	(40)
USD	2,762,502	JPY	297,264,000	MS	08/02/19	(1,284)

						(47,471)

	Net unrealized depreciation					$(43,048)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$2,717,611	$—	$—	$2,717,611
Money Market Funds	1,304	—	—	1,304

	$2,718,915	$—	$—	$2,718,915

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,423	$—	$4,423
Liabilities
Forward Foreign Currency Exchange Contracts	—	(47,471)	—	(47,471)

	$—	$(43,048)	$—	$(43,048)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

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